RIGHT OF USE ASSET AND LEASE LIABILITY - maturity analysis of lease liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, gross	$ 9,742,509	$ 11,129,307		$ 17,293,970
Less: finance charges component	(8,411,649)	(9,276,243)		(15,020,231)
Lease liabilities, net	1,330,860	1,853,064		2,273,739
Lease liabilities, current	436,271	545,132	[1]	544,551	[1]
Lease liabilities, non-current	$ 894,589	$ 1,307,932	[1]	1,729,188	[1]
Weighted average discount rate utilized to calculate the present value of the lease liabilities	11.25%	11.25%
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, gross	$ 436,270	$ 545,132		544,551
Two to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, gross	298,594	660,034		1,214,787
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, gross	$ 9,007,645	$ 9,924,141		$ 15,534,632

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination